U.S.  SECURITIES  AND  EXCHANGE  COMMISSION
                      Washington,  D.C.  20549

                            FORM  24F-2

                 Annual  Notice  of  Securities  Sold
                      Pursuant  to  Rule  24f-2

1.      Name  and  address  of  issuer:

                     Amana  Mutual  Funds  Trust
                     1300  North  State  Street
                  Bellingham,  Washington    98225

2. Name of each series or class of funds for which this notice of filed:
                  Amana  Income  Fund
              Amana  Growth  Fund

3.      Investment  Company  Act  File  Number:          811-4276
     Securities  Act  File  Number:                          2-96942

4(a).    Last day of fiscal year for which this notice is filed:  May 31, 1999

4(b).Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
Note: If the Form is being filed late, interest must be paid on the registration fee due.

5.    Calculation  of  registration  fee:

     (i) Aggregate sale price of securities sold during the fiscal year on rule 24f-2 (from Item 10):

$10,617,519.00

-------------

     (ii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                               $  9,232,425.00
                                                -------------
     (iii)    Aggregate  sale  price  of  securities  redeemed  or  repuchased during  any  prior  fiscal  year  ending no
earlier  than  October
                                   11,  1995  that were not previously used to
reduce  registration
                                   fees  payable  to  the  Commission:
                                                $    0.00
                                               -------------

     (iv)     Total available redemption credits (add items 5(ii) and 5 (iii):
                                                                  $
9,232,425.00

-------------

     (v) Net Sales - If item 5(i) is greater than item 5(iv) -Subtract item 5(iv) from item 5(i)-:

$1,385,094.00

-------------

     (vi) Redemption credits available for use in future years if item 5(i) is less than item 5(iv) -subtract item  5(iv)
                                 from item 5(i):
                                                                           $0.00
                                             --------------

    (vii)  Multiplier  for  determining registration fee (see instruction C.9)
                                                                               x
0.000278

---------------
      (viii) Registration fee due (multiply item 5(v) by item 5(vii)- enter "0" if no fee is due:
                                                                    =    $385.06
                                                               ---------
6.    Prepaid  Shares
      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:-----N/A-----. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then sstate that numbers here:-----N/A-----.

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see  instruction  D):        =                                     $0.00
                                                          ------------

8.    Total  of  the  amount of the registration fee due plus any interest due
     -line  5(viii)  plus  line  7:                                    $385.06
                                                        ----------

9.      Date  the  registration  fee  and any interest payment was sent to the
      Commission's  lock  box  depository:      June  25,  1998

     Method  of  Delivery:    Wire  transfer                $385.06
                                              -----------
                                     Mail  or  other  means  ---N/A---


                            SIGNATURES
This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature  and  Title)  /s/  Teresa  K.  Anderson

                                  ---------------------------
                                  Teresa  K.  Anderson,  CMA
                                 Director  of  Funds  and  Operations

Date              July  21,  1999
              ------------